PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Comprehensive Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ (40,358,751)	$ (29,947,822)	$ (16,223,871)
Operating income (loss)	25,323,934	19,168,491	$ 13,482,920
Foreign currency exchange gains (losses)	(4,737,644)	1,196,530
Interest income	6,862,762	4,360,315	$ 1,541,175
Other income	1,897,019	2,370,736	1,294,262
Income before income taxes	29,346,071	27,096,072	16,318,357
Income tax expense	(637,061)	(2,404,824)	(2,271,326)
Net income	28,709,010	24,691,248	14,047,031
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax	(6,607,017)	66,678	1,150,824
Comprehensive income	22,101,993	24,757,926	15,197,855
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(681,129)	(170,440)	(57,172)
Operating income (loss)	(681,129)	(170,440)	(57,172)
Equity in income of subsidiaries	31,303,290	21,103,354	$ 14,079,492
Foreign currency exchange gains (losses)	(5,126,911)	1,180,466
Interest income	2,828,200	2,288,698	$ 24,711
Other income	385,560	289,170
Income before income taxes	$ 28,709,010	$ 24,691,248	$ 14,047,031
Income tax expense
Net income	$ 28,709,010	$ 24,691,248	$ 14,047,031
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax	(6,607,017)	66,678	1,150,824
Comprehensive income	$ 22,101,993	$ 24,757,926	$ 15,197,855